Schedule I - Summary of Investments Other Than investments in Related Parties	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I - Summary of Investments Other Than investments in Related Parties

Type of Investment	Amortized Cost or Cost	Fair Value	Amount Shown in the Balance Sheet
Fixed maturities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$1,196,805	$1,117,320	$1,117,320
Obligations of U.S. states and their political subdivisions	460,634	434,528	434,528
Foreign governments	456,138	424,735	424,735
Asset-backed securities	5,051,514	5,076,048	5,076,048
Commercial mortgage-backed securities	1,370,898	1,354,310	1,354,310
Residential mortgage-backed securities	936,614	941,965	941,965
Public utilities	3,553,256	3,401,020	3,401,020
All other corporate bonds	35,134,183	34,801,972	34,801,972
Redeemable preferred stock	70,176	72,273	72,273
Total fixed maturities, available-for-sale	$48,230,218	$47,624,171	$47,624,171
Equity securities:
Common stocks:
Other common stocks	$2,569,208	$2,608,156	$2,608,156
Mutual funds	237,773	241,178	241,178
Non-redeemable preferred stocks	19,661	20,297	20,297
Total equity securities, at fair value	$2,826,642	$2,869,631	$2,869,631
Fixed maturities, trading	$5,241,598	$4,892,507	$4,892,507
Commercial mortgage and other loans	10,082,667		10,082,667
Policy loans	1,666,965		1,666,965
Short-term investments	320,794		320,794
Other invested assets	2,297,535		2,297,535
Total investments	$70,666,419		$69,754,270